Leases - Operating Leases (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) vessel
Operating Leased Assets [Line Items]
Minimum commitment to be incurred by Company, 2019 | $	$ 36.9
Minimum commitment to be incurred by Company, 2020 | $	23.5
Minimum commitment to be incurred by Company, 2021 | $	2.0
Minimum scheduled future revenues to be received by Company | $	$ 6.3
Charters In
Operating Leased Assets [Line Items]
Number of vessels | vessel	3
Charters In | Commitments
Operating Leased Assets [Line Items]
Number of vessels | vessel	8
Charters In | Commitments | Ship-to-ship Support Vessel
Operating Leased Assets [Line Items]
Number of vessels | vessel	3
Charters Out
Operating Leased Assets [Line Items]
Number of vessels | vessel	2